Document and Entity Information	Jun. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 20, 2024
Entity Registrant Name	Grayscale Ethereum Trust (ETH)
Entity Incorporation State Country Code	DE
Entity File Number	000-56193
Entity Tax Identification Number	82-6677805
Entity Address Address Line 1	c/o Grayscale Investments, LLC
Entity Address Address Line 2	290 Harbor Drive, 4th Floor
Entity Address City Or Town	Stamford
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12g Title	Grayscale Ethereum Trust (ETH) Shares
Trading Symbol	ETHE
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001725210
Amendment Flag	false